Northwestern Mutual Series Fund, Inc.

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202-4797

April 26, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northwestern Mutual Series Fund, Inc. (“Registrant”)

Registration No.’s 2-89971; 811-3990

EDGAR CIK No. 0000742212

Ladies and Gentlemen:

On February 22, 2018, the Registrant filed with the Securities and Exchange Commission (“SEC”) Post-Effective Amendment No. 69 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under Rule 485(a)(1) of the Securities Act of 1933, as amended (the “Securities Act”), which filing was also submitted as Post-Effective Amendment No. 70 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”). The Registration Statement includes the offering documents for the Registrant’s currently effective 27 series (each, a “Portfolio” and together, the “Portfolios”).

The Registrant has attached for filing pursuant to paragraph (b) of Rule 485 under the Securities Act Post-Effective Amendment No. 70 to the Registration Statement. This filing is also submitted as Post-Effective Amendment No. 71 to the Registrant’s Registration Statement under the 1940 Act. The primary purpose of this filing is to respond to oral comments received on April 9, 2018 from Ms. Sally Samuel of the SEC staff (the “Staff”) on Post-Effective Amendment No. 69/70. The filing also updates certain financial information contained in the Registration Statement, and contains other routine and immaterial marked changes.

The following paragraphs provide the Registrant’s response to comments received. Each comment has been repeated below in the order received, and the Registrant’s response follows.

1)	Comment: The Staff notes that a fee waiver must be in effect for at least one year from the effective date of the Registration Statement in order to be reflected in the Fees and Expenses table. Please update any footnote accompanying the Fees and Expenses tables for each of the Portfolios that contains fee waiver information and confirm that any such fee waiver shall be in place for no less than one year. This comment relates to all Portfolios, as appropriate.

Response: Information regarding fee waivers shown in the Portfolios’ respective Fees and Expenses tables reflects fee waiver agreements that are in effect on May 1, 2018 (the effective date of the Registration Statement) and that will remain in effect through at least

April 30, 2019. Accordingly, the Registrant confirms that each fee waiver agreement referenced in the Portfolios’ respective Fees and Expenses tables shall be in place for no less than one year.

2)	Comment: With respect to Portfolios that contain an explicit capitalization target reflected in the name of the Portfolio, please disclose the capitalization range that applies for the Portfolio as of a recent date.

Response: The Registrant has seven (7) Portfolios that incorporate an explicit capitalization target or company size reference in the name of the Portfolio. Those Portfolios are as follows: i) Large Cap Core Stock Portfolio; ii) Large Cap Blend Portfolio; iii) Large Company Value Portfolio; iv) Mid Cap Growth Stock Portfolio; v) Mid Cap Value Portfolio; vi) Small Cap Growth Stock Portfolio; and vii) Small Cap Value Portfolio. The following Portfolios disclose a defined market capitalization range:

•	Large Company Value Portfolio: The capitalization range for the Portfolio aligns with the Russell 1000® Index, with a disclosed current capitalization range of approximately $813 million to $851 billion.

•	Mid Cap Growth Portfolio: The capitalization range for the Portfolio is defined as the collective range of the Russell MidCap® Index and the S&P MidCap 400® Index, which equates to the disclosed current capitalization range of approximately $813 million to $42 billion.

•	Mid Cap Value Portfolio: The capitalization range for the Portfolio is expressed as: (i) a range applicable to initial Portfolio investment purchases that aligns with the Russell 3000® Index (excluding the largest 100 companies), with a disclosed current capitalization range of approximately $8 million to $58 billion; and (ii) a range applicable to the Portfolio on ongoing basis, expressed as a weighted capitalization that aligns with the Russell MidCap® Index, with a disclosed current capitalization range of approximately $813 million to $42 billion.

•	Small Cap Growth Portfolio: The capitalization range is defined as the collective range of the Russell 2000® and S&P SmallCap 600® Indices, with a current capitalization range of approximately $8 million to $17 billion.

The disclosed capitalization ranges for the Portfolios identified above have been updated to reference corresponding index capitalization ranges effective as of March 31, 2018.

The Large Cap Core Stock and Large Cap Blend Portfolios each references a market capitalization minimum threshold for Portfolio securities, and the Portfolio disclosures do not provide for a capitalization range. The identified threshold for what constitutes “large cap” for these Portfolios is $5 billion. The reference benchmark index for both of these Portfolios is the S&P 500® Index (which has a capitalization range of $3 billion to $851 billion as of March 31, 2018). The Small Cap Value Portfolio references a market capitalization maximum (applied at the time of purchase of a security for the Portfolio) that is tied to the Russell 2000® Index, and also does not disclose an identified market capitalization range. The maximum capitalization level for any company in the Russell 2000® Index is $17 billion as of March 31, 2018. The reference benchmark index for the Small Cap Value Portfolio is the Russell 2000® Value Index.

The Registrant believes that the approach utilized in connection with the Large Cap Core Stock and Large Cap Blend Portfolios in relying upon a minimum large capitalization threshold, and the approach employed for the Small Cap Value Portfolio in relying upon a maximum capitalization limit are reasonable and appropriate approaches to defining the capitalization target for each of the Portfolios. The Registrant, its adviser and sub-advisers, have considered the relevant indices and other “pertinent references” they deem appropriate in establishing these minimum threshold and maximum limit levels. The Registrant also believes that the identification of these capitalization levels as applicable to each of the Portfolios is easily understood and not misleading, as these levels are fully disclosed to investors.

3)	Comment: For the Index 400, Index 500 and Index 600 Stock Portfolios, please ensure that the identified capitalization range applicable to each Portfolio is the most recent published range for the Portfolio’s benchmark index.

Response: In response to the Staff’s comments, the Registrant has updated the capitalization range information for benchmark indexes for the Index 400, Index 500 and Index 600 Stock Portfolios. The Registrant has incorporated capitalization range information that is the most current information published by the particular index.

4)	Comment: With respect to any of the Portfolios where the Registrant has identified a Sector Concentration Risk as a Principal Risk, and the investments of the Portfolio in question are concentrated in a particular sector, please identify and describe the specific risks associated with concentrated investment in that sector.

Response: The Registrant confirms supplementally that it is not a principal investment strategy or other investment policy for any of the Portfolios to invest in a particular sector or sectors. However, the Registrant has determined that the investment selection process employed by certain Portfolios could at times result in the Portfolio having a relatively high percentage of its assets in a particular sector or sectors. A Portfolio may become heavily-weighted in a sector or sectors from time to time as a result of where investment opportunities exist. In addition, a Portfolio that structures its sector weights around the Portfolio’s primary benchmark may have a high percentage of its assets in the sector or sectors that are heavily-weighted within the benchmark at any given time. The Registrant notes that information on sector allocation and holdings is disclosed in its annual and semi-annual reports to shareholders as of the end of the periods covered by those reports. To the extent that the Portfolios’ principal investment strategies change to include investment in a particular sector or sectors, or the semiannual and annual shareholder reports reflect a change in the investment exposure revealing a sector concentration, the Registrant would revisit the risk disclosure and make appropriate changes.

5)	Comment: With respect to certain of the fixed income Portfolios, the Principal Investment Strategy section discloses investments in mortgage-backed and asset-backed securities. Please confirm that these investments constitute a principal investment strategy of the particular Portfolio. In addition, if the Portfolio has investments in underlying security types which are mortgage-backed or asset-backed securities, and these investment types themselves constitute a principal investment strategy for the Portfolio, please identify these investment types and disclose additional details regarding such investments. Further, if there are material investments in non-investment grade asset-backed securities for any of the foregoing Portfolios, please note these securities and enhance the liquidity risk disclosure to reflect these investments.

Response: The Registrant advises that the following fixed income Portfolios identify mortgage-backed and asset-backed securities in the Principal Investment Strategies section of the respective Portfolio Summary: i) Inflation Protection Portfolio; ii) Long-Term U.S. Government Bond Portfolio; iii) Select Bond Portfolio; iv) Short-Term Bond Portfolio; and v) Multi-Sector Bond Portfolio.

The Registrant has consulted with each of the sub-advisers for the above-referenced Portfolios and reviewed with them the current disclosure language set forth in the Principal Investment Strategies section of the Portfolio(s) they sub-advise that addresses mortgage-backed and asset-backed security investments. In particular, the Registrant conferred with the sub-advisers regarding the identification and description of security types within the mortgage-backed and asset-backed security categories, current investment levels as a percentage of net assets, and whether investment in such security types is considered to be a principal investment strategy of the Portfolio(s) they manage.

Based on the foregoing discussions and analysis, the Registrant has determined to provide additional detail with respect to certain of the disclosures in the Principal Investment Strategies section for the above-referenced Portfolios, as follows:

With respect to the Inflation Protection Portfolio, the Registrant has modified the disclosure in the Principal Investment Strategies section to read, in pertinent part:

“The Portfolio also may invest in fixed income securities that are not inflation-indexed. Such investments may include investment grade debt securities, including collateralized mortgage obligations, mortgage-backed securities and asset-backed securities, whether issued by the U.S. government, its agencies or instrumentalities, corporations or other non-governmental issuers, or foreign governments.”

In addition, the Registrant has modified the disclosure related to mortgage- and asset-backed securities risk so that it reads as follows:

“Mortgage- and Asset-Backed Securities Risk - The Portfolio invests in collateralized mortgage obligations, mortgage-backed securities and asset-backed securities. Mortgage-related and other asset-backed securities are subject to interest rate risk, credit risk and liquidity risk as well as additional risks including prepayment and extension risk. Mortgage-related and other asset-backed securities represent interests in pools of mortgages or other assets and often involve risks that are different or possibly more acute than risks associated with other types of debt instruments. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Mortgage-backed securities offered by non-governmental issuers are subject to specific risks, such as the failure of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets underlying the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.”

With respect to the Long-Term U.S. Government Bond Portfolio, the Registrant has modified the disclosures in the Principal Investment Strategies section to read, in pertinent part:

“Assets not invested in U.S. Government Securities may be invested in other types of non-government related investment grade fixed income instruments, such as corporate debt securities of U.S. issuers and mortgage- and asset-backed securities, subject to the quality restrictions described below. Mortgage-related securities may include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls.”

In addition, the Registrant has modified the disclosure related to mortgage- and asset-backed securities risk so that it reads as follows:

“Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, prepayment risk and extension risk. Mortgage-related and other asset-backed securities represent interests in pools of mortgages or other assets and often involve risks that are different or possibly more acute than risks associated with other types of debt instruments. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates.”

With respect to the Multi-Sector Bond Portfolio, the Registrant has modified the disclosures in the Principal Investment Strategies section to read, in pertinent part:

“The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements including the purchase or sale of credit default swaps, and interest rate swaps (to take a position on interest rates moving either up or down), in municipal bonds, or in mortgage- or asset-backed securities, subject to the Portfolio’s objective and policies. The Portfolio may invest in mortgage- or asset-backed securities which are non-investment grade.”

In addition, the Registrant has modified the disclosure related to mortgage- and asset-backed securities risk so that it reads as follows:

“Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, prepayment risk and extension risk. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets underlying the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk. Investments in mortgage-related and other asset-backed securities that are non-investment grade may have heightened liquidity risk.”

With respect to the Select Bond Portfolio, the Registrant has modified the disclosures in the Principal Investment Strategies section to read, in pertinent part:

“The Portfolio invests primarily in U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities, including collateralized mortgage obligations, mortgage dollar rolls, and certificates issued by the Federal National Mortgage Association and the General National Mortgage Association. The Portfolio may invest in Rule 144A securities.”

In addition, the Registrant has modified the disclosure related to mortgage- and asset-backed securities risk so that it reads as follows:

“Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, prepayment risk and extension risk. Mortgage-related and other asset-backed securities represent interests in pools of mortgages or other assets and often involve risks that are different or possibly more acute than risks associated with other types of debt instruments. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets underlying the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.”

With respect to the Short-Term Bond Portfolio, the Registrant has modified the disclosures in the Principal Investment Strategies section to read, in pertinent part:

“The Portfolio primarily invests in corporate, government and mortgage- and asset-backed securities. The Portfolio’s mortgage-related securities investments may include collateralized mortgage obligations as well as commercial and residential mortgage-backed securities. The Portfolio’s investments in asset-backed securities include asset-backed auto loans.”

In addition, the Registrant has modified the disclosure related to mortgage- and asset-backed securities risk so that it reads as follows:

“Mortgage- and Asset-Backed Securities Risk – The Portfolio invests in collateralized mortgage obligations, mortgage-backed securities and asset-backed securities. Mortgage-related and other asset-backed securities are subject to interest rate risk, credit risk and liquidity risk as well as additional risks including prepayment and extension risk. Mortgage-related and other asset-backed securities represent interests in pools of mortgages or other assets and often involve risks that are different or possibly more acute than risks associated with other types of debt instruments. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets underlying the securities. Asset-backed auto loans are backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles and may be subject to heightened credit risk.”

6)	Comment: With respect to the Mid Cap Value Portfolio, please identify the capitalization ranges for the benchmark indexes that are referenced and provide such range information as of a recent date.

Response: In response to Staff’s comment, the Registrant has provided updated capitalization range information for the Russell 3000® Index and the Russell MidCap® Index as of March 31, 2018.

7)	Comment: With respect to the Large Company Value Portfolio, the Staff notes that the Principal Investment Strategies section currently references the use of futures and forwards. Please enhance the disclosure related to derivatives risk to explicitly reference the risks related to investment in futures and forwards.

Response: Registrant had modified the disclosure related to Derivatives Risk that is related to the Large Company Value Portfolio in response to the Staff’s request. That disclosure is amended to read as follows:

“Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The primary risks associated with the Portfolio’s use of derivatives are the risk that the counterparty to a derivatives transaction fails to make the required payment or otherwise comply with the terms of the contract, the risk that changes in the value of the derivatives may not correlate as intended with the underlying asset, rate or index, the risk of adverse price movements in the market, and the risk of missed opportunities in other investments. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Other risks include management, interest rate, and liquidity risk. The Portfolio’s purchase of forwards and futures contracts may involve risks related to imperfect correlation between the prices of such instruments and the price of the underlying asset, as well as leverage, liquidity and volatility risks. In addition, the purchase of forwards also involves counterparty credit risk as well as heightened market risk.”

8)	Comment: With respect to the Index 500 Stock Portfolio, the Staff notes that the Principal Investment Strategies section references the use of total return equity swaps. Please enhance the disclosure related to derivatives risk to explicitly reference the risks related to investments in total return equity swaps.

Response: Registrant had modified the disclosure related to Derivatives Risk that is related to the Index 500 Stock Portfolio in response to the Staff’s request. That disclosure is amended to read as follows:

“Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The primary risks associated with the Portfolio’s use of derivatives are the risk that changes in the value of the derivatives may not correlate as intended with the underlying asset, rate or index and the risk of adverse price movements in the market. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Other risks include counterparty and liquidity risks. The Portfolio’s purchase of futures contracts may involve risks related to imperfect correlation between the changes in the prices of such instruments and the price of the underlying asset, as well as leverage, liquidity and volatility risks. The Portfolio’s purchase of total return equity swap agreements may pose risk arising from losses if the underlying reference asset does not perform as anticipated; such agreements are also subject to counterparty credit, liquidity and leveraging risks.”

9)	Comment: Each of the following Portfolios includes references to certain investment security types in the Principal Investment Strategies section of the Summary: Large Company Value Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, and Mid Cap Value Portfolio. Please confirm that each of the investment security types listed in the Principal Investment Strategy section of each of the respective Portfolio summaries constitutes a principal investment strategy for the Portfolio and clarify as appropriate for purposes of the disclosure.

Response: Registrant has consulted with each of the sub-advisers for the above-referenced Portfolios and reviewed with them the current disclosures set forth in the Principal Investment Strategies section of the Portfolio(s) they sub-advise. In particular,

Registrant conferred with the sub-advisers regarding the identification and description of security categories and types that they consider to be the principal investment strategies of the Portfolio(s) they manage. In connection with the review of the existing disclosures, the sub-advisers observed that there may be specific security types whose investment percentage levels may fluctuate over time and that these percentage levels may ebb and flow depending on the sub-adviser’s assessment of current investment opportunities and the market environment. In recognition of the potential for variance in the percentage level of investments of certain security types at any point in time, the sub-advisers identified for the Registrant the particular security types which should be retained as part of the particular Portfolio’s Principal Investment Strategies disclosure section.

With respect to the Mid Cap Value and Large Company Value Portfolios, based upon consultation with the sub-adviser to these Portfolios, Registrant has modified the relevant language of the Principal Investment Strategies section so that it reads as follows:

“While most assets will be invested in U.S. equity securities, which includes common stocks, preferred stocks, warrants and securities convertible into common or preferred stocks, in keeping with the Portfolio’s objectives, it may also invest in American Depository Receipts (ADRs) and foreign securities (up to 20% of net assets), including those of companies located in emerging markets. The Portfolio may also utilize forwards and futures for cash management purposes or to hedge foreign currency exposure.”

With respect to the Equity Income Portfolio, based upon consultation with the sub-adviser to the Portfolio, Registrant has modified the relevant language of the Principal Investment Strategies section so that it reads as follows:

“While most assets will be invested in U.S. common stocks, the Portfolio may also invest in foreign securities and American Depository Receipts (ADRs) (up to 20% of net assets), including those of issuers located in emerging markets.”

With respect to the Mid Cap Growth Portfolio, based upon consultation with the sub-adviser to the Portfolio, Registrant has made no modification to the Principal Investment Strategies section.

10)	Comment: With respect to the Government Money Market Portfolio, please include the following sentence in the “Principal Investment Strategies” section: “The Government Money Market Portfolio may invest 100% of its assets in repurchase agreements that are fully collateralized by U.S. government securities.”

Response: Registrant understands that, as a government money market fund, the Government Money Market Portfolio must comply with the requirements of both

Rule 2a-7 and Rule 35d-1. Registrant believes that the current disclosure, as set forth below, correctly and clearly sets forth the requirements of both of the foregoing Rules:

“As a government money market portfolio, the Portfolio invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Portfolio may invest 100% of its total assets in such repurchase agreements. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations.”

Pursuant to the foregoing disclosure, Registrant states that the Portfolio may invest 100% of its total assets in “such repurchase agreements.” This quoted language clearly references the prior sentence, which refers to repurchase agreements secured by either: (i) obligations issued or guaranteed as to principal and interest by the U.S. Government, it agencies or instrumentalities; or (ii) cash. This is modified by the succeeding sentence, which imposes a minimum requirement that, (under normal circumstances), in a scenario where the Portfolio is fully invested in repurchase agreements, 80% of the repurchase agreements would be required to be secured by obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Registrant respectfully declines to modify the existing disclosure as it accurately and clearly discloses the interplay between the two Rules that apply to government money market funds.

11)	Comment: In the disclosures addressing Loan Risk and Senior Loan Risk under the sub-section “Loan and Other Direct Debt Investments” under the Section “More About Principal Investment Strategies and Risks,” please modify the disclosure to move the general risks related to loan investments to the “Loan Risks” section, and include only the specific risks related to investments in senior loans to the “Senior Loan Risk” section.

Response: In response to the Staff’s comment, Registrant has modified the disclosures for the Loan Risk and Senior Loan Risk section so that they read as follows:

“Loan Risk. To the extent the Fund invests in loans, it is exposed to risks normally associated with more traditional debt securities as well as additional risks. Loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the corporate borrower and whether a loan is secured by collateral. Although some loans are secured by collateral, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. When an interest in a direct debt instrument is acquired through purchasing loan participations, a

Portfolio assumes the credit risk associated with the corporate borrower and may also assume the credit risk associated with the interposed bank or other financial intermediary. The loan participations in which a Portfolio invests may not be rated by any nationally recognized rating service. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. In the event of a bankruptcy of a corporate borrower, the Fund could experience delays or limitations in its ability to realize the benefits of any collateral securing a loan. All direct debt instruments involve a risk of loss in cases of default or insolvency of the borrower. Loans may decline in market value if their interest rates do not rise as much or as fast as interest rates in general. An economic downturn or individual corporate developments could adversely affect the market for loans and reduce the Fund’s ability to sell these instruments at an advantageous time or price. An economic downturn would generally lead to a higher non-payment rate, and the loan may lose significant market value before a default occurs. There is no organized exchange or board of trade on which loans are traded and the market for loans has limited transparency. As such, the secondary market for loans may be comparatively limited relative to markets for other more liquid fixed income securities. Restrictions on transfers in loan agreements, a lack of publicly-available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make loans more difficult to sell at an advantageous time or price than other types of securities or instruments. Loans may also be subject to extension risk (the risk that borrowers will repay a loan more slowly in periods of rising interest rates) and prepayment risk (the risk that borrowers will repay a loan more quickly in periods of falling interest rates). In addition, loan investments may not be considered securities and may not have the protections afforded by the federal securities laws.

Senior Loan Risk. To the extent the Portfolios invest in senior loans, including bank loans, the Portfolios will be subject to the general risks associated with loans, and may be subject to enhanced levels of credit risk, call risk, settlement risk and liquidity risk. These instruments are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments and such loans are rated below investment grade. Senior loans may be more volatile than other types of loans and direct debt instruments. The market for senior loans is generally considered illiquid. As a result of the foregoing risks and related factors, a Portfolio may be unable to realize full value for the senior loans and/or may not receive the proceeds from a sale of a senior loan for an extended period after such sale, each of which could result in losses to a Portfolio. Senior loans may have extended trade settlement periods, including settlement periods of greater than 7 days, which may result in cash not being immediately available to a Portfolio. If an issuer of a senior loan prepays or redeems the loan prior to maturity, a Portfolio may have to reinvest the proceeds in other senior loans or similar instruments that pay lower interest rates. Because of the risks involved in investing in senior loans, an investment in a Portfolio that invests in such instruments should be considered speculative.”

12)	Comment: Staff has asked that Registrant consider modifying and enhancing the existing disclosure with respect to Master Limited Partnerships set forth in the “More About Principal Investment Strategies and Risks” section to include a description of the impact of the recently-adopted Tax Cuts and Jobs Act on Master Limited Partnership investments.

Response: Registrant has considered whether it would be appropriate to modify the existing disclosure language related to Portfolio investments in Master Limited Partnerships (“MLPs”) as a result of changes impacting such investments as contained in the Tax Cuts and Jobs Act (“TCJA”), enacted December 22, 2017. Pursuant to the terms of the TCJA, individual taxpayers are afforded a 20% deduction of certain pass-through business income, including income from publicly-traded partnerships such as MLPs. Only non-corporate taxpayers are eligible for this deduction, and therefore the Registrant, as a registered investment company, will not benefit from this deduction, and is not permitted to pass through this deduction to its non-corporate shareholders. Some tax experts project that this restriction may be either corrected or modified, and registered investment companies may be permitted to pass through the deduction of qualified business income of MLPs to their individual shareholders. However, since Registrant’s structure is such that all shares are held by The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) for purposes of facilitating investment within a variable annuity vehicle, even if the TCJA is modified to permit a registered investment company to pass-through the benefit of a 20% deduction of an MLP’s qualified business income to its individual shareholders, such deduction would not be available for the Registrant, since all shares are owned by Northwestern Mutual as the sole corporate shareholder. Based on the foregoing, the Registrant has determined that any enhancement to the existing disclosure addressing MLP investments is unnecessary.

13)	Comment: With respect to the presentation of the advisory fees paid by each of the Portfolios as set forth in the chart in the section of the Prospectus titled “Advisory Fees,” in addition to the aggregate advisory fee information contained in the chart, please add a column to the chart which sets out the “gross advisory fee” paid (which is not reflective of any fee waivers, limitations or reimbursement arrangements).

Response: Registrant has reviewed the requirements set forth in Item 10 to the Form N-1A with respect to advisory fee information, and does not believe that the additional information sought with respect to “gross fees” is a required disclosure component. Registrant has properly disclosed the aggregate fees paid to the adviser for the most recent fiscal year, as is required by the instructions. Registrant respectfully declines to modify the existing fee disclosure information.

14)	The following comments relate to the Statement of Additional Information (“SAI”):

a)	Comment: With respect to fundamental policy number 1 regarding Industry Concentration, the Staff comments that, for situations where a Portfolio invests in another Portfolio, the investments of the underlying Portfolio should be considered for purposes of assessing concentration and compliance with the concentration policy.

Response: The Registrant will periodically monitor the level of industry exposures that exists through a Portfolio’s investment in other investment companies. Registrant notes supplementally that current investment levels in other unaffiliated investment companies do not pose a substantial risk of industry concentration. With respect to investments by the Registrant’s Balanced and Asset Allocation Portfolios in other Portfolios of the Series Fund (the “Underlying Portfolios”), the Registrant is aware of the potential for exposure to a particular industry becoming focused, and takes that into consideration when making allocation decisions among the Underlying Portfolios and assessing compliance with concentration. The Registrant notes supplementally that, as a matter of practice: i) The Registrant monitors the level of industry exposures at the Underlying Portfolio level; and ii) On a quarterly basis the Registrant determines the level of industry exposures in the Balanced and Asset Allocation Portfolios by identifying the percentage of the Portfolio invested in each Underlying Portfolio, aggregating the holdings of the Underlying Portfolios on an industry basis, and based on ownership in the Underlying Portfolios, calculating the industry-based investment exposure levels as a percentage of Portfolio assets.

b)	Comment: With respect to fundamental policy number 1 regarding Industry concentration, please add in an explanatory note that the Index Portfolios may be concentrated to the extent that the underlying reference index is concentrated.

Response: Registrant notes that in the sub-section titled “Investment Restrictions” in the Investment Policies section of the SAI, there is the following specific reference to the investments in the Index Portfolios and the fact that they may exhibit industry concentration as a result of their investment strategy of aligning with the index they seek to replicate:

“Currently the Fund does not avail itself of any SEC exemptive orders or no action letters relieving it from limitations in its investment restrictions, except an exemption from the limitation on industry concentration for its Index 400, Index 500 and Index 600 Stock Portfolios permitting those Portfolios to exceed the limitation to the extent necessary to replicate the indices used as their respective benchmarks….”

In addition, the Index 400, Index 500 and Index 600 Stock Portfolios are specifically excepted out from the coverage of fundamental policy 1 regarding industry concentration. In response to the Staff’s comment, Registrant has modified the disclosure which immediately follows the outline of the Fund’s fundamental investment policies to incorporate an explicit disclosure regarding the potential for the Index Portfolios to have an industry concentration as a result of the Portfolios pursuing an index replication strategy. The paragraph, as modified, reads as follows:

“For purposes of applying Fundamental Investment Restriction number 1, the Fund considers a Portfolio’s investments to be “concentrated” in a particular industry if more than 25% of the Portfolio’s total assets are invested in that industry as classified by Bloomberg L.P. and/or as otherwise provided in the parenthetical note to the restriction. The Fund will also apply its concentration limitation in a manner that capture’s a Portfolio’s economic exposure to an industry by virtue of its investments in derivative securities (i.e., by looking through to the reference instrument that underlies the derivative securities.) Because the Index 500 Stock Portfolio, the Index 400 Stock Portfolio and the Index 600 Stock Portfolio each pursues an investment strategy which is focused on achieving full replication of the Portfolio’s reference benchmark index, the investments in these Portfolios will be concentrated in a particular industry to the extent that the industry concentration exists in the reference benchmark index.”

c)	Comment: In the SAI section titled, “MANAGEMENT OF THE FUND,” under “Codes of Ethics,” please include the disclosure relating to codes of ethics required by Item 17(e) of Form N-1A with respect to Registrant’s principal underwriter.

Response: Registrant notes that all of the outstanding shares of each Portfolio are owned directly or indirectly by Northwestern Mutual, and are being offered and sold only for funding variable annuity contracts and variable life insurance policies offered by Northwestern Mutual. Registrant relies on an Exemptive Order issued to Northwestern Mutual that exempts Registrant from Section 12(b) of the 1940 Act to the extent necessary to permit it to sell shares of the Portfolios to Northwestern Mutual without the use of an underwriter. In light of the foregoing, Registrant does not have a principal underwriter.

d)	Comment: The Staff notes that Registrant has obtained exemptive relief permitting aggregate fee disclosure. Please disclose the fee information required by Item 19(a) (3) of Form N-1A in tabular form. As required pursuant to the terms of the applicable Exemptive Order, please modify the existing fee disclosure to include, for unaffiliated sub-advisers, the aggregate fees paid for the last three fiscal years, both as a dollar amount and as a percentage of net assets.

Response: In response to the Staff’s comment the Registrant has reviewed the requirements of Item 19(a)(3), and accompanying instructions, as well as the terms of the exemptive relief previously granted to the Registrant with respect to aggregate fee disclosures. The Registrant has modified the SAI so that the following disclosures are provided: i) the aggregate fees for the primary adviser (Mason Street Advisors) for each Portfolio for the last three fiscal years; and ii) the aggregate fees for each unaffiliated sub-adviser for each Portfolio for the last three fiscal years, both as a dollar amount and as a percentage of net assets. With respect to each unaffiliated sub-adviser, the SAI sets forth the current advisory fee schedule (calculated as a percentage of the average net assets of the particular Portfolio), and this sets forth the method by which the sub-advisory fee is calculated, as required by Item 19(a)(3). The Registrant also notes that the express terms of the instructions associated with Item 19(a)(3) provide that a tabular form is required only in the event that fee arrangements are performance-based, which is not the case with any of the Portfolios.

The Registrant believes that the changes and modifications set forth in this correspondence are responsive to and adequately address the comments provided by the Staff. As indicated in the correspondence filed in connection with Post-Effective Amendment No. 69 on February 22, 2018, our intention is that Post-Effective Amendment No. 70 become effective on May 1, 2018, in accordance with paragraph (b) of Rule 485. Please call the undersigned at (414) 665-6437, or Lesli H. McLinden at (414) 665-6137, with any questions or comments about this filing.

Regards,

/s/ David B. Kennedy

David B. Kennedy

Assistant General Counsel

Northwestern Mutual